Submission	Oct. 14, 2025
Submission [Line Items]
Central Index Key	0001758699
Registrant Name	TRANSUITE.ORG INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Transuite.Org Inc.